Net Long-Lived Assets by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	$ 1,677	$ 1,949	$ 4,288
Taiwan
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	1,657	1,932	2,375
PRC
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets			763
Hong Kong
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets	20	17	107
Singapore
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets			551
Thailand
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets			380
Others
Long-Lived Assets by Geographical Areas [Line Items]
Net long-lived assets			$ 112